Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-13.41%
U.S. Treasury Bills-13.41%(b)
4.16%, 02/16/2023(c)	$1,000,000	$998,211
4.56%, 04/20/2023(c)	1,000,000	990,184
Total U.S. Treasury Securities (Cost $1,988,357)		1,988,395
	Shares
Money Market Funds-85.25%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.29%(d)(e)	11,072,688	11,072,688
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.47%(d)(e)	1,566,850	$1,566,850
Total Money Market Funds (Cost $12,639,538)		12,639,538
TOTAL INVESTMENTS IN SECURITIES-98.66% (Cost $14,627,895)		14,627,933
OTHER ASSETS LESS LIABILITIES-1.34%		198,960
NET ASSETS-100.00%		$14,826,893
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$1,988,395 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$12,191,351	$103,101	$(1,221,764)	$-	$-	$11,072,688	$116,238
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	189,671	4,136,552	(2,759,373)	-	-	1,566,850	10,384
Total	$12,381,022	$4,239,653	$(3,981,137)	$-	$-	$12,639,538	$126,622

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	7	March-2023	$651,525	$3,690	$3,690
Cocoa	65	March-2023	1,677,650	84,670	84,670
Coffee ’C’	27	March-2023	1,840,219	141,889	141,889
Corn	58	September-2023	1,755,950	(76,133)	(76,133)
Cotton No. 2	10	March-2023	431,100	12,178	12,178
KC Wheat	20	July-2023	863,500	(39,561)	(39,561)
Lean Hogs	31	April-2023	1,071,670	(55,605)	(55,605)
Live Cattle	29	April-2023	1,891,090	19,931	19,931
Soybean	26	November-2023	1,771,900	8,505	8,505
Sugar No. 11	94	July-2023	2,056,118	244,003	244,003
Wheat	21	July-2023	809,813	(82,331)	(82,331)
Total Futures Contracts				$261,236	$261,236
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-12.72%
U.S. Treasury Bills-12.72%(b)
4.56%, 04/20/2023(c)	$2,600,000	$2,574,478
4.51%, 06/15/2023(c)	400,000	393,309
Total U.S. Treasury Securities (Cost $2,967,545)		2,967,787
	Shares
Money Market Funds-83.44%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.29%(d)(e)	17,953,194	17,953,194
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.47%(d)(e)	1,522,225	$1,522,225
Total Money Market Funds (Cost $19,475,419)		19,475,419
TOTAL INVESTMENTS IN SECURITIES-96.16% (Cost $22,442,964)		22,443,206
OTHER ASSETS LESS LIABILITIES-3.84%		895,924
NET ASSETS-100.00%		$23,339,130
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$2,967,787 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$15,618,353	$3,006,901	$(672,060)	$-	$-	$17,953,194	$164,895
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	-	4,588,793	(3,066,568)	-	-	1,522,225	6,036
Total	$15,618,353	$7,595,694	$(3,738,628)	$-	$-	$19,475,419	$170,931

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	82	March-2023	$3,272,097	$(436,380)	$(436,380)
LME Copper	24	March-2023	5,530,680	102,042	102,042
LME Nickel	50	March-2023	9,073,800	945,365	945,365
LME Primary Aluminum	63	March-2023	4,139,888	197,399	197,399
SGX Iron Ore 62%	98	March-2023	1,245,972	65,543	65,543
Total Futures Contracts				$873,969	$873,969
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-47.78%
U.S. Treasury Bills-47.78%(b)
4.22%, 02/23/2023	$2,500,000,000	$2,493,205,200
4.27%, 03/09/2023(c)	350,000,000	348,438,125
4.58%, 04/27/2023(c)	250,000,000	247,348,472
Total U.S. Treasury Securities (Cost $3,089,294,077)		3,088,991,797
	Shares
Money Market Funds-46.65%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.29%(d)(e)	2,325,133,008	2,325,133,008
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.47%(d)(e)	690,994,991	$690,994,991
Total Money Market Funds (Cost $3,016,127,999)		3,016,127,999
TOTAL INVESTMENTS IN SECURITIES-94.43% (Cost $6,105,422,076)		6,105,119,796
OTHER ASSETS LESS LIABILITIES-5.57%		360,316,784
NET ASSETS-100.00%		$6,465,436,580
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$595,786,597 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,584,878,270	$984,227,557	$(1,243,972,819)	$-	$-	$2,325,133,008	$22,656,886
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	911,378,577	1,739,673,853	(1,960,057,439)	-	-	690,994,991	7,412,836
Total	$3,496,256,847	$2,723,901,410	$(3,204,030,258)	$-	$-	$3,016,127,999	$30,069,722

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,054	February-2024	$165,901,580	$7,456,519	$7,456,519
Corn	1,584	September-2023	47,955,600	(1,375,092)	(1,375,092)
Gasoline RBOB	1,760	January-2024	165,225,984	9,990,569	9,990,569
Gold	715	April-2023	139,088,950	3,919,712	3,919,712
LME Copper	415	May-2023	95,702,112	6,643,271	6,643,271
LME Primary Aluminum	1,388	May-2023	92,041,750	5,304,381	5,304,381
LME Zinc	902	August-2023	75,908,938	6,533,690	6,533,690
Natural Gas	1,793	May-2023	50,974,990	(23,213,861)	(23,213,861)
NY Harbor ULSD	1,411	April-2023	180,049,808	2,551,021	2,551,021
Silver	287	March-2023	34,204,660	283,117	283,117
Soybean	1,259	November-2023	85,800,850	(1,303,827)	(1,303,827)
Sugar No. 11	3,007	July-2023	65,773,915	5,780,848	5,780,848
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2023
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	2,041	July-2023	$78,706,063	$(298,781)	$(298,781)
WTI Crude Oil	2,214	January-2024	168,618,240	6,340,858	6,340,858
Total Futures Contracts				$28,612,425	$28,612,425

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	February-2023	$500,000,000	$—	$26,531,476	$26,531,476
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	February-2023	800,000,000	—	44,200,450	44,200,450
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	February-2023	500,000,000	—	26,534,839	26,534,839
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	February-2023	800,000,000	—	47,839,319	47,839,319
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	February-2023	600,000,000	—	31,896,838	31,896,838
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	February-2023	750,000,000	—	41,640,383	41,640,383
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	February-2023	800,000,000	—	47,830,283	47,830,283
Total - Total Return Swap Agreements							$—	$266,473,588	$266,473,588

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $50,500,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2023
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Gloabl Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	12.10%
	RBOB Gasoline	11.54
	Brent Crude Oil	11.38
	WTI Crude Oil	11.36
	Gold	9.33
	Copper	7.11
	Aluminium	7.05
	Soybean	5.78
	Wheat	5.26
	Zinc	5.13
	Sugar	4.45
	Corn	3.76
	Natural Gas	3.46
	Silver	2.29
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Heating Oil	12.21%
	RBOB Gasoline	11.54
	Brent Crude Oil	11.44
	WTI Crude Oil	11.36
	Gold	9.16
	Copper	7.11
	Aluminium	7.05
	Soybean	5.78
	Wheat	5.26
	Zinc	5.13
	Sugar	4.45
	Corn	3.76
	Natural Gas	3.46
	Silver	2.29
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2023
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Heating Oil	12.10%
	RBOB Gasoline	11.54
	Brent Crude Oil	11.38
	WTI Crude Oil	11.36
	Gold	9.33
	Copper	7.11
	Aluminium	7.05
	Soybean	5.78
	Wheat	5.26
	Zinc	5.13
	Sugar	4.45
	Corn	3.76
	Natural Gas	3.46
	Silver	2.29
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	12.02%
	RBOB Gasoline	11.85
	Brent Crude Oil	11.40
	WTI Crude Oil	11.32
	Gold	9.30
	Copper	7.08
	Aluminium	7.02
	Soybean	5.76
	Wheat	5.24
	Zinc	5.11
	Sugar	4.43
	Corn	3.74
	Natural Gas	3.45
	Silver	2.28
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2023
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Heating Oil	12.10%
	RBOB Gasoline	11.54
	Brent Crude Oil	11.38
	WTI Crude Oil	11.36
	Gold	9.33
	Copper	7.11
	Aluminium	7.05
	Soybean	5.78
	Wheat	5.26
	Zinc	5.13
	Sugar	4.45
	Corn	3.76
	Natural Gas	3.46
	Silver	2.29
	Total	100.00%
Morgan Stanley MSCYIZ01 Index
	Long Futures Contracts
	Heating Oil	12.09%
	RBOB Gasoline	11.53
	Brent Crude Oil	11.44
	WTI Crude Oil	11.36
	Gold	9.33
	Copper	7.10
	Aluminium	7.04
	Soybean	5.78
	Wheat	5.25
	Zinc	5.13
	Sugar	4.44
	Corn	3.76
	Natural Gas	3.46
	Silver	2.29
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2023
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Heating Oil	12.05%
	RBOB Gasoline	11.84
	Brent Crude Oil	11.40
	WTI Crude Oil	11.32
	Gold	9.29
	Copper	7.08
	Aluminium	7.02
	Soybean	5.75
	Wheat	5.24
	Zinc	5.11
	Sugar	4.43
	Corn	3.74
	Natural Gas	3.45
	Silver	2.28
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,988,395	$-	$1,988,395
Money Market Funds	12,639,538	-	-	12,639,538
Total Investments in Securities	12,639,538	1,988,395	-	14,627,933
Other Investments - Assets*
Futures Contracts	514,866	-	-	514,866
Other Investments - Liabilities*
Futures Contracts	(253,630)	-	-	(253,630)
Total Other Investments	261,236	-	-	261,236
Total Investments	$12,900,774	$1,988,395	$-	$14,889,169
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,967,787	$-	$2,967,787
Money Market Funds	19,475,419	-	-	19,475,419
Total Investments in Securities	19,475,419	2,967,787	-	22,443,206
Other Investments - Assets*
Futures Contracts	1,310,349	-	-	1,310,349
Other Investments - Liabilities*
Futures Contracts	(436,380)	-	-	(436,380)
Total Other Investments	873,969	-	-	873,969
Total Investments	$20,349,388	$2,967,787	$-	$23,317,175

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$3,088,991,797	$-	$3,088,991,797
Money Market Funds	3,016,127,999	-	-	3,016,127,999
Total Investments in Securities	3,016,127,999	3,088,991,797	-	6,105,119,796
Other Investments - Assets*
Futures Contracts	54,803,986	-	-	54,803,986
Swap Agreements	-	266,473,588	-	266,473,588
	54,803,986	266,473,588	-	321,277,574
Other Investments - Liabilities*
Futures Contracts	(26,191,561)	-	-	(26,191,561)
Total Other Investments	28,612,425	266,473,588	-	295,086,013
Total Investments	$3,044,740,424	$3,355,465,385	$-	$6,400,205,809

*	Unrealized appreciation (depreciation).